Accrued Liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued Liabilities	Accrued Liabilities and Other

	December 31, 2025 $	December 31, 2024 $
Interest including interest rate swaps	21,157	20,138
Voyage and vessel expenses	24,056	25,072
Payroll and benefits	23,117	20,051
Current portion of in-process revenue contracts	5,696	5,715
Other general expenses	2,804	3,171
Income and other tax payable	1,780	1,278
Distributions payable on preferred units	6,279	6,279
Emissions allowance liabilities (note 14f)	41,937	18,356
Total	126,826	100,060